Equity (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Equity [Abstract]
Schedule of Common Stock Available for Issuance

As of June 30, 2026, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	15,001,187
Reserve for conversion of Class B Common Stock	200,491
Reserve for exercise of common stock warrants	2,593,074
Reserve for Earnout shares	350,000
Reserve for Extension shares	294,117
Reserve for conversion of Series A 10% Convertible Preferred Stock and exercise of Preferred Warrant [1]	—
Reserve for conversion of convertible notes payable measured at fair value[2]	—
Stock options and RSUs	711,217
Awards available for grant under 2023 Equity Incentive Plan	357,047
Awards available for grant under 2023 Employee Stock Purchase Plan	68,705
Shares of Class A Common Stock available for issuance	265,424,162

[1]	The amounts issuable upon conversion of the preferred shares or the exercise of the warrants for the preferred shares were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion or exercise. Using the lowest eight-day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 6,367,975 shares would be issuable upon conversion of the preferred shares and exercise of the warrants as of June 30, 2026.
[2]

The amounts issuable upon conversion of the convertible notes measured at fair value were not included here as of June 30, 2026, as the number of dilutive shares is not determinable until conversion Using the lowest eight-day volume weighted average price of the Class A Common Shares on June 30, 2026, the Company estimates that approximately 2,570,688 shares would be issuable upon conversion as of June 30, 2026.

As of September 30, 2025, the number of shares of Class A Common Stock available for issuance under the Company’s amended and restated articles of incorporation were as follows:

Authorized number of shares of Class A Common Stock	285,000,000
Less:
Class A Common Stock outstanding	5,883,842
Reserve for conversion of Class B Common Stock	200,491
Reserve for exercise of common stock warrants	2,508,573
Reserve for Earnout Shares	350,000
Reserve for RaGE Earnout	64,280
Stock options and RSUs	1,564,028
Awards available for grant under 2023 Equity Incentive Plan	256,089
Reserve for issuance under 2023 Employee Stock Purchase Plan	68,705
Class A Common Stock available for issuance	274,103,993